Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Stockholders' Equity at Dec. 31, 2009	$ 4,103,095	$ 123,212	$ 66,240,744	$ (62,266,626)	$ 5,765
Shares Issued at Dec. 31, 2009	123,211,739	123,211,739
Shares issued upon conversion of convertible debentures into common stock	29,948,794	29,948,794
Conversion of convertible debentures into common stock	1,197,952	29,948	1,168,004
Shares Issued	11,817,000	11,817,000
Beneficial conversion features on convertible debenture	1,149,077		1,149,077
Components of comprehenvive loss: Foreign currency translation	22,333				22,333
Net Income (Loss)	(7,729,127)			(7,729,127)
Stockholders' Equity at Dec. 31, 2010	(500,501)	164,976	69,302,178	(69,995,753)	28,098
Issuance of Common Stock for cash at Dec. 31, 2010	756,169	11,816	744,353
Shares Issued at Dec. 31, 2010	164,977,533	164,977,533
Shares issued upon conversion of convertible debentures into common stock	70,757
Conversion of convertible debentures into common stock	1,146,557
Shares Issued	8,835,928	8,835,928
Beneficial conversion features on bonds payable	256,594		256,594
Components of comprehenvive loss: Foreign currency translation	(83,934)				(83,934)
Net Income (Loss)				(1,908,891)
Issuance of Common Stock for conversion of subordinated convertible debenture at Jun. 30, 2011	70,757	1,769	68,988
Stockholders' Equity at Jun. 30, 2011	(1,257,935)	173,812	70,528,733	(71,904,644)	(55,836)
Issuance of Common Stock for cash at Jun. 30, 2011	870,040	5,167	864,873
Issuance of Common Stock for conversion of accrued interest at Jun. 30, 2011	$ 38,000	$ 1,900	$ 36,100
Shares Issued at Jun. 30, 2011	173,813,461	173,813,461